Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 14,912.2	[1],[2]	$ 14,344.6	[1],[2]
Gross Unrealized Gains	1,152.8	[1],[2]	1,270.8	[1],[2]
Gross Unrealized Losses	(102.3)	[1],[2]	(90.3)	[1],[2]
Net Realized Gains (Losses)	0.3	[1],[2],[3]	(1.7)	[1],[2],[3]
Total investments at fair value	15,963.0	[1],[2]	15,523.4	[1],[2]
% of Total Fair Value	100.00%	[1],[2]	100.00%	[1],[2]
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Cost	11,455.7		11,630.8
Gross Unrealized Gains	370.2		304.1
Gross Unrealized Losses	(73.2)		(87.1)
Net Realized Gains (Losses)	6.6	[3]	2.2	[3]
Total investments at fair value	11,759.3		11,850.0
% of Total Fair Value	73.60%		76.30%
Fixed maturities | U.S. government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	2,842.7		3,203.2
Gross Unrealized Gains	120.3		56.3
Gross Unrealized Losses	0		(16.9)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,963.0		3,242.6
% of Total Fair Value	18.60%		20.90%
Fixed maturities | State and local government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	1,938.6		1,955.5
Gross Unrealized Gains	64.1		43.0
Gross Unrealized Losses	(0.6)		(9.4)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,002.1		1,989.1
% of Total Fair Value	12.50%		12.80%
Fixed maturities | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Cost	2,801.5		2,579.0
Gross Unrealized Gains	94.3		78.1
Gross Unrealized Losses	(6.5)		(13.3)
Net Realized Gains (Losses)	6.9	[3]	2.3	[3]
Total investments at fair value	2,896.2		2,646.1
% of Total Fair Value	18.10%		17.00%
Fixed maturities | Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	452.9		567.1
Gross Unrealized Gains	9.3		17.8
Gross Unrealized Losses	(35.3)		(21.3)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	426.9		563.6
% of Total Fair Value	2.70%		3.60%
Fixed maturities | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,829.8		1,772.1
Gross Unrealized Gains	52.3		66.9
Gross Unrealized Losses	(5.5)		(6.9)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	1,876.6		1,832.1
% of Total Fair Value	11.80%		11.80%
Fixed maturities | Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,210.9		1,063.9
Gross Unrealized Gains	11.3		12.4
Gross Unrealized Losses	(1.3)		(2.2)
Net Realized Gains (Losses)	(0.3)	[3]	(0.1)	[3]
Total investments at fair value	1,220.6		1,074.0
% of Total Fair Value	7.60%		6.90%
Fixed maturities | Redeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	379.3		490.0
Gross Unrealized Gains	18.6		29.6
Gross Unrealized Losses	(24.0)		(17.1)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	373.9		502.5
% of Total Fair Value	2.30%		3.30%
Equity securities | Nonredeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	473.7		601.3
Gross Unrealized Gains	342.6		560.2
Gross Unrealized Losses	(3.7)		0
Net Realized Gains (Losses)	(6.3)	[3]	(3.9)	[3]
Total investments at fair value	806.3		1,157.6
% of Total Fair Value	5.10%		7.50%
Equity securities | Common equities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,431.0		1,021.7
Gross Unrealized Gains	440.0		406.5
Gross Unrealized Losses	(25.4)		(3.2)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	1,845.6		1,425.0
% of Total Fair Value	11.60%		9.20%
Short-term investments | Other Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost	1,551.8		1,090.8
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	$ 1,551.8		$ 1,090.8
% of Total Fair Value	9.70%		7.00%

[1]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.
[2]	The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).